Share-based payments (Details 2) - Category A [Member] - DRL 2007 Plan [Member]	12 Months Ended
	Mar. 31, 2023 shares Number mo ₨ / shares	Mar. 31, 2022 shares Number mo ₨ / shares
Statement [Line Items]
Shares arising out of options, Outstanding at the beginning of the year | shares	266,214	270,340
Shares arising out of options, Granted during the year | Number	94,302	5,144
Shares arising out of options, Expired/forfeited during the year | Number		(3,150)
Shares arising out of options, Exercised during the year | shares	(4,335)	(6,120)
Shares arising out of options, Outstanding at the end of the year | shares	356,181	266,214
Shares arising out of options, Exercisable at the end of the year | Number	198,181	132,845
Range of exercise prices, Granted during the year	₨ 3,905.8	₨ 5,301
Range of exercise prices,exercised/forfeited during the year		3,679
Weighted average exercise price, Outstanding at the beginning of the year	2,823.04	2,791.65
Weighted average exercise price, Granted during the year	3,905.8	5,301
Weighted average exercise price, expired/forfeited during the year	0	3,679
Weighted average exercise price, Exercised during the year	2,948.77	3,078.55
Weighted average exercise price, Outstanding at the end of the year	3,108.24	2,823.04
Weighted average exercise price, Exercisable at the end of the year	₨ 2,574.27	₨ 2,457.33
Weighted average remaining useful life, Outstanding at the beginning of the year | mo	56	67
Weighted average remaining useful life, Granted during the year | mo	96	90
Weighted average remaining useful life, Outstanding at the end of the year | mo	54	56
Weighted average remaining useful life, Exercisable at the end of the year | mo	36	41
Bottom of range [member]
Statement [Line Items]
Range of exercise prices, Outstanding at the beginning of the year	₨ 1,982	₨ 1,982
Range of exercise prices, Exercised during the year	2,607	2,607
Range of exercise prices, Outstanding at the end of the year	1,982	1,982
Range of exercise prices, Exercisable at the end of the year	1,982	1,982
Top of range [member]
Statement [Line Items]
Range of exercise prices, Outstanding at the beginning of the year	5,301	3,679
Range of exercise prices, Exercised during the year	3,679	3,679
Range of exercise prices, Outstanding at the end of the year	5,301	5,301
Range of exercise prices, Exercisable at the end of the year	₨ 5,301	₨ 3,679